Leases - Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024
Commitments [Line Items]
Lease liabilities, beginning balance	$ 36.6	$ 0.0
Payments	(16.5)	(10.6)
Interest (Note 20)	2.3	1.4
Foreign exchange revaluation	0.6	(1.4)
Lease liabilities, ending balance	23.0	36.6
Current portion	11.8	15.2
Non-current portion	$ 11.2	21.4
Argonaut Transaction
Commitments [Line Items]
Leases assumed as part of Argonaut transaction (Note 6)		$ 47.2	$ 47.2